COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES
26. COMMITMENTS AND CONTINGENCIES
Swish Litigation

On December 27, 2024, Swish Analytics, Inc. (“Swish”) initiated a civil action in the Superior Court of the State of California (the “Court”) against OddsJam, Inc. and OpticOdds, Inc. (which was acquired on January 1, 2025, as previously discussed) alleging misappropriation of proprietary odds information, restitution/unjust enrichment and unfair competition. On July 21, 2025, the Company filed with the Court a notice of demurrer to Swish’s complaint with respect to all of Swish’s causes of action, which the Court denied. On or about August 29, 2025, Swish filed a First Amended Complaint to, among other things, add an allegation of intentional interference. Swish is seeking injunctive relief, restitution and monetary damages. Discovery is ongoing. The Company is unable to reasonably estimate any potential outcome of this matter. The Company believes these claims are entirely without merit and intends to vigorously defend such allegations.